Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Capital Appreciation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.
(a)
................. 1,649 $ 1,183,389
Howmet Aerospace, Inc. ................ 5,183 1,017,060
TransDigm Group, Inc. ................. 367 483,713
2,684,162
Automobiles — 4.4%
Ferrari NV
(b)
........................ 3,229 1,566,775
Tesla, Inc.
(a)
......................... 4,884 2,172,013
3,738,788
Broadline Retail — 7.8%
Amazon.com, Inc.
(a)
................... 29,938 6,573,487
Building Products — 0.6%
Trane Technologies plc ................. 1,121 473,017
Capital Markets — 3.7%
Blue Owl Capital, Inc. , Class A
(b)
........... 34,341 581,393
KKR & Co., Inc. ...................... 12,595 1,636,720
S&P Global, Inc. ..................... 1,790 871,211
3,089,324
Chemicals — 0.4%
Sherwin-Williams Co. (The) .............. 878 304,016
Electrical Equipment — 0.1%
Vertiv Holdings Co. , Class A ............. 302 45,560
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. , Class A ............... 5,319 658,226
Corning, Inc. ........................ 6,475 531,144
1,189,370
Entertainment — 5.4%
(a)
Netflix, Inc. ......................... 2,208 2,647,215
Spotify Technology SA ................. 2,691 1,878,318
4,525,533
Financial Services — 5.0%
Adyen NV
(a) (c) (d)
...................... 620 997,629
Visa, Inc. , Class A .................... 9,355 3,193,610
4,191,239
Health Care Equipment & Supplies — 2.5%
(a)
Boston Scientific Corp. ................. 8,841 863,147
Intuitive Surgical, Inc. .................. 2,785 1,245,535
2,108,682
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc. ........... 3,369 874,053
Interactive Media & Services — 6.1%
Meta Platforms, Inc. , Class A ............. 7,024 5,158,285
IT Services — 1.1%
(a)
Shopify, Inc. , Class A .................. 3,780 561,746
Snowflake, Inc. , Class A ................ 1,497 337,648
899,394
Life Sciences Tools & Services — 0.7%
Danaher Corp. ...................... 2,975 589,824
Media — 0.1%
Charter Communications, Inc. , Class A
(a)
..... 183 50,344
Pharmaceuticals — 2.5%
Eli Lilly & Co. ....................... 2,786 2,125,718
Security
Shares
Shares Value
Real Estate Management & Development — 0.6%
CoStar Group, Inc.
(a)
................... 6,448 $ 544,018
Semiconductors & Semiconductor Equipment — 23.4%
ASM International NV .................. 1,068 644,164
ASML Holding NV (Registered), NYRS , ADR .. 487 471,460
Broadcom, Inc. ...................... 16,180 5,337,944
NVIDIA Corp. ....................... 60,651 11,316,263
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 6,792 1,896,938
19,666,769
Software — 19.3%
AppLovin Corp. , Class A
(a)
............... 3,142 2,257,653
Cadence Design Systems, Inc.
(a)
.......... 4,635 1,628,090
Fair Isaac Corp.
(a)
..................... 215 321,754
Intuit, Inc. .......................... 3,527 2,408,624
Microsoft Corp. ...................... 16,317 8,451,390
Oracle Corp. ........................ 4,105 1,154,490
16,222,001
Specialty Retail — 1.6%
Carvana Co. , Class A
(a)
................. 3,486 1,315,059
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc. ......................... 20,127 5,124,938
Total Common Stocks — 97 .0%
(Cost: $ 47,929,237 ) ............................... 81,493,581
Preferred Securities
Preferred Stocks — 2.9%
Interactive Media & Services — 2.9%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (e) (f)
................ 9,690 2,450,310
Total Preferred Securities — 2 .9%
(Cost: $ 1,061,774 ) ............................... 2,450,310
Total Long-Term Investments — 99.9%
(Cost: $ 48,991,011 ) ............................... 83,943,891
Short-Term Securities
Money Market Funds — 2.5%
(g)(h)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(i)
.................... 2,015,209 2,016,217
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 37,516 37,516
Total Short-Term Securities — 2 .5%
(Cost: $ 2,053,890 ) ............................... 2,053,733
Total Investments — 102 .4%
(Cost: $ 51,044,901 ) ............................... 85,997,624
Liabilities in Excess of Other Assets — (2.4) % ............. (1,997,036)
Net Assets — 100.0% ...............................
$ 84,000,588

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Capital Appreciation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,450,310, representing 2.92% of its net assets as of period end, and an original cost of $1,061,774.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,015,863
(a)
$ — $ 512 $ (158) $ 2,016,217 2,015,209 $ 2,216
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 83,259 — (45,743)
(a)
— — 37,516 37,516 9,609 —
$ 512 $ (158) $ 2,053,733 $ 11,825 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Capital Appreciation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,684,162 $ — $ — $ 2,684,162
Automobiles .......................................... 3,738,788 — — 3,738,788
Broadline Retail ........................................ 6,573,487 — — 6,573,487
Building Products ....................................... 473,017 — — 473,017
Capital Markets ........................................ 3,089,324 — — 3,089,324
Chemicals ............................................ 304,016 — — 304,016
Electrical Equipment ..................................... 45,560 — — 45,560
Electronic Equipment, Instruments & Components ................. 1,189,370 — — 1,189,370
Entertainment ......................................... 4,525,533 — — 4,525,533
Financial Services ...................................... 3,193,610 997,629 — 4,191,239
Health Care Equipment & Supplies ........................... 2,108,682 — — 2,108,682
Hotels, Restaurants & Leisure .............................. 874,053 — — 874,053
Interactive Media & Services ............................... 5,158,285 — — 5,158,285
IT Services ........................................... 899,394 — — 899,394
Life Sciences Tools & Services .............................. 589,824 — — 589,824
Media ............................................... 50,344 — — 50,344
Pharmaceuticals ....................................... 2,125,718 — — 2,125,718
Real Estate Management & Development ....................... 544,018 — — 544,018
Semiconductors & Semiconductor Equipment .................... 19,022,605 644,164 — 19,666,769
Software ............................................. 16,222,001 — — 16,222,001
Specialty Retail ........................................ 1,315,059 — — 1,315,059
Technology Hardware, Storage & Peripherals .................... 5,124,938 — — 5,124,938
Preferred Securities ....................................... — — 2,450,310 2,450,310
Short-Term Securities
Money Market Funds ...................................... 2,053,733 — — 2,053,733
$ 81,905,521 $ 1,641,793 $ 2,450,310 $ 85,997,624

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 1,750,983 $ 1,750,983
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 699,327 699,327
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of September 30, 2025 ...................................................................................
$ 2,450,310 $ 2,450,310
Net change in unrealized appreciation on investments still held at September 30, 2025
(a)
......................................................
$ 699,327 $ 699,327
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Capital Appreciation V.I. Fund

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,450,310 Market Revenue Multiple 1.50x —
$ 2,450,310
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares